AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (99.9%):
Domestic Equity Funds (36.5%):
1,098,276	AZL Mid Cap Index Fund, Class 2	$24,249,928
4,473,986	AZL S&P 500 Index Fund, Class 2	82,813,482
1,022,916	AZL Small Cap Stock Index Fund, Class 2	13,113,788

		120,177,198

Fixed Income Fund (51.5%):
17,919,309	AZL Enhanced Bond Index Fund	169,337,467

International Equity Fund (11.9%):
2,855,830	AZL International Index Fund, Class 2	39,181,987

Total Affiliated Investment Companies (Cost $287,244,600)		328,696,652

Total Investment Securities (Cost $287,244,600) — 99.9%		328,696,652
Net other assets (liabilities) — 0.1%		301,097

Net Assets — 100.0%		$328,997,749

Percentages indicated are based on net assets as of September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (100.0%):
Domestic Equity Funds (46.9%):
19,756,141	AZL DFA U.S. Core Equity Fund	$259,200,568
5,998,786	AZL DFA U.S. Small Cap Fund	70,005,833

		329,206,401

Fixed Income Fund (41.9%):
33,536,259	AZL DFA Five-Year Global Fixed Income Fund	294,448,352

International Equity Fund (11.2%):
8,698,835	AZL DFA International Core Equity Fund	78,811,444

Total Affiliated Investment Companies (Cost $681,344,582)		702,466,197

Total Investment Securities (Cost $681,344,582) — 100.0%		702,466,197
Net other assets (liabilities) — 0.0%†		(223,820)

Net Assets — 100.0%		$702,242,377

Percentages indicated are based on net assets as of September 30, 2022.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (94.2%):
Domestic Equity Funds (33.7%):
792,877	AZL Mid Cap Index Fund, Class 2	$17,506,721
2,893,893	AZL S&P 500 Index Fund, Class 2	53,565,955
726,653	AZL Small Cap Stock Index Fund, Class 2	9,315,695

		80,388,371

Fixed Income Fund (48.7%):
12,314,604	AZL Enhanced Bond Index Fund	116,373,008

International Equity Fund (11.8%):
2,061,951	AZL International Index Fund, Class 2	28,289,972

Total Affiliated Investment Companies (Cost $216,523,292)		225,051,351

Total Investment Securities (Cost $216,523,292) — 94.2%		225,051,351
Net other assets (liabilities) — 5.8%		13,791,790

Net Assets — 100.0%		$238,843,141

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	238	$(42,857,850)	$2,809,418

				$2,809,418

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	58	$6,499,625	$ (272,834)

				$ (272,834)

Total Net Futures Contracts				$2,536,584

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (94.7%):
Domestic Equity Funds (43.3%):
1,978,113	AZL DFA U.S. Core Equity Fund	$25,952,844
642,504	AZL DFA U.S. Small Cap Fund	7,498,017

		33,450,861

Fixed Income Fund (40.4%):
3,561,249	AZL DFA Five-Year Global Fixed Income Fund	31,267,762

International Equity Fund (11.0%):
938,498	AZL DFA International Core Equity Fund	8,502,790

Total Affiliated Investment Companies (Cost $71,010,339)		73,221,413

Total Investment Securities (Cost $71,010,339) — 94.7%		73,221,413
Net other assets (liabilities) — 5.3%		4,132,708

Net Assets — 100.0%		$77,354,121

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	34	$(6,122,550)	$252,914

				$252,914

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	14	$1,568,875	$(77,674)

				$(77,674)

Total Net Futures Contracts				$175,240

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Company (94.0%):
Balanced Funds (94.0%):
13,289,739	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$171,969,225

Total Affiliated Investment Company (Cost $163,931,881)		171,969,225

Total Investment Securities (Cost $163,931,881) — 94.0%		171,969,225
Net other assets (liabilities) — 6.0%		10,985,073

Net Assets — 100.0%		$182,954,298

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	190	$(34,214,250)	$2,906,175

				$2,906,175

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	56	$6,275,500	$(238,480)

				$(238,480)

Total Net Futures Contracts				$2,667,695

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value

Affiliated Investment Companies (94.8%):
Domestic Equity Funds (31.5%):
1,079,803	AZL DFA U.S. Core Equity Fund	$14,167,020
739,807	AZL DFA U.S. Small Cap Fund	8,633,547
883,717	AZL Gateway Fund	11,965,528
641,169	AZL Mid Cap Index Fund, Class 2	14,157,018
3,738,306	AZL Russell 1000 Growth Index Fund, Class 2	60,747,480
4,966,099	AZL Russell 1000 Value Index Fund, Class 2	62,125,897
665,767	AZL Small Cap Stock Index Fund, Class 2	8,535,135

		180,331,625

Fixed Income Funds (49.0%):
4,694,396	AZL Enhanced Bond Index Fund	44,362,040
6,538,384	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	58,649,302
6,955,238	AZL MetWest Total Return Bond Fund	58,702,210
3,155,021	PIMCO VIT Income Portfolio	29,878,047
3,161,343	PIMCO VIT Low Duration Portfolio	30,032,759
6,612,791	PIMCO VIT Total Return Portfolio	58,853,840

		280,478,198

International Equity Funds (14.3%):
2,116,538	AZL DFA International Core Equity Fund	19,175,832
3,386,482	AZL International Index Fund, Class 2	46,462,537
2,822,820	AZL MSCI Emerging Markets Equity Index Fund, Class 2	16,174,759

		81,813,128

Total Affiliated Investment Companies (Cost $563,122,345)		542,622,951

Total Investment Securities (Cost $563,122,345) — 94.8%		542,622,951
Net other assets (liabilities) — 5.2%		29,775,093

Net Assets — 100.0%		$572,398,044

Percentages indicated are based on net assets as of September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	449	$(80,853,675)	$4,790,821

				$4,790,821

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	129	$14,456,063	$(613,320)

				$(613,320)

Total Net Futures Contracts				$4,177,501

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (94.6%):
Domestic Equity Funds (22.6%):
215,469	AZL DFA U.S. Core Equity Fund	$2,826,947
141,069	AZL DFA U.S. Small Cap Fund	1,646,271
189,489	AZL Gateway Fund	2,565,674
145,777	AZL Mid Cap Index Fund, Class 2	3,218,749
793,951	AZL Russell 1000 Growth Index Fund, Class 2	12,901,702
1,044,005	AZL Russell 1000 Value Index Fund, Class 2	13,060,508
157,003	AZL Small Cap Stock Index Fund, Class 2	2,012,777

		38,232,628

Fixed Income Funds (63.0%):
1,779,072	AZL Enhanced Bond Index Fund	16,812,229
2,482,663	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	22,269,491
2,642,759	AZL MetWest Total Return Bond Fund	22,304,884
1,097,375	PIMCO VIT Income Portfolio	10,392,140
1,299,722	PIMCO VIT Low Duration Portfolio	12,347,356
2,513,033	PIMCO VIT Total Return Portfolio	22,365,997

		106,492,097

International Equity Funds (9.0%):
433,739	AZL DFA International Core Equity Fund	3,929,673
639,573	AZL International Index Fund, Class 2	8,774,937
417,606	AZL MSCI Emerging Markets Equity Index Fund, Class 2	2,392,880

		15,097,490

Total Affiliated Investment Companies (Cost $173,194,609)		159,822,215

Total Investment Securities (Cost $173,194,609) — 94.6%		159,822,215
Net other assets (liabilities) — 5.4%		9,133,399

Net Assets — 100.0%		$168,955,614

Percentages indicated are based on net assets as of September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	137	$(24,670,275)	$1,472,495

				$1,472,495

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	51	$5,715,188	$ (241,714)

				$ (241,714)

Total Net Futures Contracts				$1,230,781

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (94.8%):
Domestic Equity Funds (37.3%):
4,476,272	AZL DFA U.S. Core Equity Fund	$58,728,684
2,001,940	AZL DFA U.S. Small Cap Fund	23,362,635
2,529,015	AZL Gateway Fund	34,242,863
2,065,789	AZL Mid Cap Index Fund, Class 2	45,612,613
9,322,813	AZL Russell 1000 Growth Index Fund, Class 2	151,495,706
12,341,598	AZL Russell 1000 Value Index Fund, Class 2	154,393,394
1,811,403	AZL Small Cap Stock Index Fund, Class 2	23,222,187

		491,058,082

Fixed Income Funds (39.3%):
8,998,572	AZL Enhanced Bond Index Fund	85,036,502
12,407,269	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	111,293,202
13,224,955	AZL MetWest Total Return Bond Fund	111,618,619
5,835,224	PIMCO VIT Income Portfolio	55,259,572
4,434,499	PIMCO VIT Low Duration Portfolio	42,127,737
12,562,695	PIMCO VIT Total Return Portfolio	111,807,983

		517,143,615

International Equity Funds (18.2%):
6,987,824	AZL DFA International Core Equity Fund	63,309,681
9,261,500	AZL International Index Fund, Class 2	127,067,774
8,728,162	AZL MSCI Emerging Markets Equity Index Fund, Class 2	50,012,370

		240,389,825

Total Affiliated Investment Companies (Cost $1,271,022,439)		1,248,591,522

Total Investment Securities (Cost $1,271,022,439) — 94.8%		1,248,591,522
Net other assets (liabilities) — 5.2%		68,230,566

Net Assets — 100.0%		$1,316,822,088

Percentages indicated are based on net assets as of September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	861	$(155,044,575)	$7,665,172

				$7,665,172

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	236	$26,446,750	$(1,156,701)

				$(1,156,701)

Total Net Futures Contracts				$6,508,471

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (0.0%†):
Materials (0.0%†):
145,123	Project Barkley(a)	$223,489

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	3

Total Common Stocks (Cost $653,277)		223,492

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	44,598
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	513,957

Total Private Placements (Cost $485,378)		558,555

Principal Amount		Value
Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Corporate Bonds (0.2%):
Paper & Forest Products (0.2%):
52,331	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 11/14/22 @ 103.38(a)(b)	52,331
730,672	Quintis Pty, Ltd., 0.85%, 10/1/28, Callable 11/14/22 @ 98(a)(b)	694,212

Total Corporate Bonds (Cost $783,003)		746,543

Shares		Value
Affiliated Investment Companies (94.2%):
Fixed Income Fund (48.7%):
26,195,581	AZL Enhanced Bond Index Fund	247,548,244

International Equity Funds (45.5%):
4,151,321	AZL MSCI Emerging Markets Equity Index Fund, Class 2	23,787,070
16,637,839	AZL MSCI Global Equity Index Fund	207,972,991

		231,760,061

Total Affiliated Investment Companies (Cost $505,326,667)		479,308,305

Total Investment Securities (Cost $507,248,325) — 94.5%		480,836,895

Net other assets (liabilities) — 5.5%		27,940,100

Net Assets — 100.0%		$508,776,995

Percentages indicated are based on net assets as of September 30, 2022.

†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.26% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.26% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	424	$(76,351,800)	$4,262,166

				$4,262,166

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	120	$13,447,500	$(576,765)

				$(576,765)

Total Net Futures Contracts				$3,685,401

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (93.6%):
Domestic Equity Funds (51.6%):
9,588,962	AZL Mid Cap Index Fund, Class 2	$211,724,282
36,316,033	AZL S&P 500 Index Fund, Class 2	672,209,770
8,195,535	AZL Small Cap Stock Index Fund, Class 2	105,066,762

		989,000,814

Fixed Income Fund (24.0%):
48,770,338	AZL Enhanced Bond Index Fund	460,879,692

International Equity Fund (18.0%):
25,204,875	AZL International Index Fund, Class 2	345,810,888

Total Affiliated Investment Companies (Cost $1,599,628,576)		1,795,691,394

Total Investment Securities (Cost $1,599,628,576) — 93.6%		1,795,691,394
Net other assets (liabilities) — 6.4%		123,068,858

Net Assets — 100.0%		$1,918,760,252

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	2,201	$(396,345,075)	$31,340,468

				$31,340,468

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	261	$29,248,313	$(1,139,539)

				$(1,139,539)

Total Net Futures Contracts				$30,200,929

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (94.5%):
Domestic Equity Funds (41.0%):
1,549,913	AZL Mid Cap Index Fund, Class 2	$34,222,087
5,737,184	AZL S&P 500 Index Fund, Class 2	106,195,267
1,343,692	AZL Small Cap Stock Index Fund, Class 2	17,226,130

		157,643,484

Fixed Income Fund (39.3%):
15,972,648	AZL Enhanced Bond Index Fund	150,941,521

International Equity Fund (14.2%):
3,991,595	AZL International Index Fund, Class 2	54,764,681

Total Affiliated Investment Companies (Cost $354,633,652)		363,349,686

Total Investment Securities (Cost $354,633,652) — 94.5%		363,349,686
Net other assets (liabilities) — 5.5%		21,125,715

Net Assets — 100.0%		$384,475,401

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	325	$(58,524,375)	$3,378,639

				$3,378,639

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	72	$8,068,500	$(345,884)

				$(345,884)

Total Net Futures Contracts				$3,032,755

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (93.9%):
Domestic Equity Funds (76.4%):
16,172,252	AZL S&P 500 Index Fund, Class 2	$299,348,379
31,157,908	AZL T. Rowe Price Capital Appreciation Fund	568,320,250

		867,668,629

Fixed Income Fund (17.5%):
20,966,630	AZL Enhanced Bond Index Fund	198,134,653

Total Affiliated Investment Companies (Cost $973,188,563)		1,065,803,282

Total Investment Securities (Cost $973,188,563) — 93.9%		1,065,803,282
Net other assets (liabilities) — 6.1%		69,088,734

Net Assets — 100.0%		$1,134,892,016

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	982	$(176,833,650)	$15,596,714

				$15,596,714

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	238	$26,670,875	$ (1,070,689)

				$ (1,070,689)

Total Net Futures Contracts				$ 14,526,025

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2022, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2022	Shares as of 9/30/2022
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$219,744,177	$2,176,341	$(19,961,785)	$(3,031,475)	$(29,589,791)	$169,337,467	17,919,309
AZL International Index Fund, Class 2	56,332,794	198,266	(2,313,801)	402,530	(15,437,802)	39,181,987	2,855,830
AZL Mid Cap Index Fund, Class 2	34,268,489	-	(2,965,116)	842,349	(7,895,794)	24,249,928	1,098,276
AZL S&P 500 Index Fund, Class 2	116,684,094	962,273	(8,015,422)	2,409,878	(29,227,341)	82,813,482	4,473,986
AZL Small Cap Stock Index Fund, Class 2	18,213,442	-	(949,041)	235,994	(4,386,607)	13,113,788	1,022,916

	$445,242,996	$3,336,880	$(34,205,165)	$859,276	$(86,537,335)	$328,696,652	27,370,317

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$367,167,703	$85,073	$(46,468,008)	$(5,163,981)	$(21,172,435)	$294,448,352	33,536,259
AZL DFA International Core Equity Fund	112,815,044	95,670	(5,607,381)	931,375	(29,423,264)	78,811,444	8,698,835
AZL DFA U.S. Core Equity Fund	360,655,079	-	(24,908,020)	6,502,111	(83,048,602)	259,200,568	19,756,141
AZL DFA U.S. Small Cap Fund	97,278,433	-	(7,958,877)	2,054,334	(21,368,057)	70,005,833	5,998,786

	$937,916,259	$180,743	$(84,942,286)	$4,323,839	$(155,012,358)	$702,466,197	67,990,021

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$152,852,171	$-	$(14,023,831)	$(1,986,055)	$(20,469,277)	$116,373,008	12,314,604
AZL International Index Fund, Class 2	41,204,618	140,548	(2,187,203)	427,238	(11,295,229)	28,289,972	2,061,951
AZL Mid Cap Index Fund, Class 2	24,548,632	-	(1,953,672)	470,091	(5,558,330)	17,506,721	792,877
AZL S&P 500 Index Fund, Class 2	77,077,394	365,747	(6,390,964)	2,780,629	(20,266,851)	53,565,955	2,893,893
AZL Small Cap Stock Index Fund, Class 2	12,881,687	88,237	(703,552)	135,767	(3,086,444)	9,315,695	726,653

	$308,564,502	$594,532	$(25,259,222)	$1,827,670	$(60,676,131)	$225,051,351	18,789,978

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$37,767,059	$409,122	$(4,198,903)	$(446,944)	$(2,262,572)	$31,267,762	3,561,249
AZL DFA International Core Equity Fund	12,108,383	64,674	(604,302)	106,999	(3,172,964)	8,502,790	938,498
AZL DFA U.S. Core Equity Fund	35,037,922	391,992	(1,878,478)	390,590	(7,989,182)	25,952,844	1,978,113
AZL DFA U.S. Small Cap Fund	10,092,382	-	(540,430)	101,577	(2,155,512)	7,498,017	642,504

	$95,005,746	$865,788	$(7,222,113)	$152,222	$(15,580,230)	$73,221,413	7,120,364

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$231,703,402	$462,297	$(20,308,369)	$1,653,416	$(41,541,521)	$171,969,225	13,289,739

	$231,703,402	$462,297	$(20,308,369)	$1,653,416	$(41,541,521)	$171,969,225	13,289,739

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2022	Shares as of 9/30/2022
AZL MVP Fusion Balanced Fund
AZL DFA International Core Equity Fund	$27,941,892	$-	$(1,807,574)	$384,992	$(7,343,478)	$19,175,832	2,116,538
AZL DFA U.S. Core Equity Fund	20,086,112	-	(1,696,671)	618,620	(4,841,041)	14,167,020	1,079,803
AZL DFA U.S. Small Cap Fund	12,121,637	-	(1,082,183)	283,417	(2,689,324)	8,633,547	739,807
AZL Enhanced Bond Index Fund	58,465,846	-	(5,449,779)	(726,799)	(7,927,228)	44,362,040	4,694,396
AZL FIAM Total Bond Fund, Class 2	77,791,210	-	(7,706,444)	(573,002)	(10,862,462)	58,649,302	6,538,384
AZL Gateway Fund	15,879,837	-	(1,522,225)	224,833	(2,616,917)	11,965,528	883,717
AZL International Index Fund, Class 2	67,404,093	-	(3,011,260)	498,638	(18,428,934)	46,462,537	3,386,482
AZL MetWest Total Return Bond Fund	77,636,975	-	(6,746,768)	(1,221,314)	(10,966,683)	58,702,210	6,955,238
AZL Mid Cap Index Fund, Class 2	20,096,921	-	(1,818,699)	435,946	(4,557,150)	14,157,018	641,169
AZL MSCI Emerging Markets Equity Index Fund, Class 2	22,761,576	-	(321,859)	23,852	(6,288,810)	16,174,759	2,822,820
AZL Russell 1000 Growth Index Fund, Class 2	88,312,742	78,445	(313,064)	43,637	(27,374,280)	60,747,480	3,738,306
AZL Russell 1000 Value Index Fund, Class 2	88,988,474	-	(12,828,900)	2,809,741	(16,843,418)	62,125,897	4,966,099
AZL Small Cap Stock Index Fund, Class 2	12,091,075	-	(830,483)	139,591	(2,865,048)	8,535,135	665,767
PIMCO VIT Income Portfolio	39,472,198	868,042	(5,571,664)	(46,282)	(4,844,247)	29,878,047	3,155,021
PIMCO VIT Low Duration Portfolio	39,176,597	311,460	(6,863,540)	(327,032)	(2,264,726)	30,032,759	3,161,343
PIMCO VIT Total Return Portfolio	77,857,428	1,195,898	(7,226,309)	(1,193,777)	(11,779,400)	58,853,840	6,612,791

	$746,084,613	$2,453,845	$(64,797,422)	$1,375,061	$(142,493,146)	$542,622,951	52,157,681

AZL MVP Fusion Conservative Fund
AZL DFA International Core Equity Fund	$5,768,878	$73,630	$(501,014)	$118,631	$(1,530,452)	$3,929,673	433,739
AZL DFA U.S. Core Equity Fund	4,043,677	65,494	(446,379)	136,444	(972,289)	2,826,947	215,469
AZL DFA U.S. Small Cap Fund	2,308,939	30,391	(243,243)	45,092	(494,908)	1,646,271	141,069
AZL Enhanced Bond Index Fund	22,145,524	35,207	(2,147,371)	(221,502)	(2,999,629)	16,812,229	1,779,072
AZL FIAM Total Bond Fund, Class 2	29,547,272	128,579	(3,140,085)	(202,767)	(4,063,508)	22,269,491	2,482,663
AZL Gateway Fund	3,429,976	11,915	(371,575)	58,791	(563,432)	2,565,675	189,489
AZL International Index Fund, Class 2	12,593,893	351,578	(849,636)	158,990	(3,479,888)	8,774,937	639,573
AZL MetWest Total Return Bond Fund	29,522,395	148,861	(2,812,298)	(403,244)	(4,150,830)	22,304,884	2,642,759
AZL Mid Cap Index Fund, Class 2	4,620,535	121,494	(596,328)	134,850	(1,061,802)	3,218,749	145,777
AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,429,809	149,535	(284,182)	31,713	(933,995)	2,392,880	417,606
AZL Russell 1000 Growth Index Fund, Class 2	18,402,908	2,622,846	(2,497,702)	(149,525)	(5,476,825)	12,901,702	793,951
AZL Russell 1000 Value Index Fund, Class 2	18,552,106	957,866	(3,557,845)	706,962	(3,598,581)	13,060,508	1,044,005
AZL Small Cap Stock Index Fund, Class 2	2,893,033	86,715	(335,067)	83,944	(715,848)	2,012,777	157,003
PIMCO VIT Income Portfolio	13,656,413	297,487	(1,894,100)	(7,639)	(1,660,021)	10,392,140	1,097,375
PIMCO VIT Low Duration Portfolio	15,816,060	126,091	(2,563,728)	(103,479)	(927,589)	12,347,355	1,299,722
PIMCO VIT Total Return Portfolio	29,598,029	606,987	(2,994,899)	(357,491)	(4,486,629)	22,365,997	2,513,033

	$216,329,447	$5,814,676	$(25,235,452)	$29,770	$(37,116,226)	$159,822,215	15,992,305

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2022	Shares as of 9/30/2022
AZL MVP Fusion Moderate Fund
AZL DFA International Core Equity Fund	$93,180,597	$-	$(6,860,079)	$1,483,104	$(24,493,941)	$63,309,681	6,987,824
AZL DFA U.S. Core Equity Fund	84,150,832	-	(7,871,964)	2,658,491	(20,208,675)	58,728,684	4,476,272
AZL DFA U.S. Small Cap Fund	33,221,577	-	(3,302,154)	859,361	(7,416,149)	23,362,635	2,001,940
AZL Enhanced Bond Index Fund	114,082,224	-	(12,220,047)	(2,029,263)	(14,796,412)	85,036,502	8,998,572
AZL FIAM Total Bond Fund, Class 2	150,037,904	-	(16,763,303)	(1,911,908)	(20,069,491)	111,293,202	12,407,269
AZL Gateway Fund	46,426,902	-	(5,251,343)	556,476	(7,489,172)	34,242,863	2,529,015
AZL International Index Fund, Class 2	185,015,693	-	(8,807,612)	1,458,238	(50,598,545)	127,067,774	9,261,500
AZL MetWest Total Return Bond Fund	149,740,460	-	(14,693,921)	(2,987,316)	(20,440,604)	111,618,619	13,224,955
AZL Mid Cap Index Fund, Class 2	65,527,708	-	(6,558,157)	1,561,303	(14,918,241)	45,612,613	2,065,789
AZL MSCI Emerging Markets Equity Index Fund, Class 2	69,388,891	-	-	-	(19,376,521)	50,012,370	8,728,162
AZL Russell 1000 Growth Index Fund, Class 2	219,697,935	-	(52,291)	17,282	(68,167,220)	151,495,706	9,322,813
AZL Russell 1000 Value Index Fund, Class 2	221,679,438	-	(32,352,250)	5,469,480	(40,403,274)	154,393,394	12,341,598
AZL Small Cap Stock Index Fund, Class 2	32,993,204	-	(2,336,357)	384,905	(7,819,565)	23,222,187	1,811,403
PIMCO VIT Income Portfolio	73,715,110	1,620,641	(10,932,105)	(421,839)	(8,722,235)	55,259,572	5,835,224
PIMCO VIT Low Duration Portfolio	52,466,332	436,603	(7,168,501)	(452,500)	(3,154,197)	42,127,737	4,434,499
PIMCO VIT Total Return Portfolio	150,165,203	2,292,357	(15,721,870)	(2,985,664)	(21,942,043)	111,807,983	12,562,695

	$1,741,490,010	$4,349,601	$(150,891,954)	$3,660,150	$(350,016,285)	$1,248,591,522	116,989,530

AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$323,676,941	$98,469	$(28,419,030)	$(3,863,578)	$(43,944,558)	$247,548,244	26,195,581
AZL MSCI Global Equity Index Fund, Class 2	297,133,346	506,866	(16,563,543)	3,582,693	(76,686,371)	207,972,991	16,637,839
AZL MSCI Emerging Markets Equity Index Fund, Class 2	34,089,504	-	(1,090,867)	79,533	(9,291,100)	23,787,070	4,151,321

	$654,899,791	$605,335	$(46,073,440)	$(201,352)	$(129,922,029)	$479,308,305	46,984,741

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$582,601,042	$-	$(33,385,346)	$(6,554,121)	$(81,781,883)	$460,879,692	48,770,338
AZL International Index Fund, Class 2	511,613,042	-	(31,358,893)	4,099,733	(138,542,994)	345,810,888	25,204,875
AZL Mid Cap Index Fund, Class 2	305,093,027	-	(31,345,978)	7,285,385	(69,308,152)	211,724,282	9,588,962
AZL S&P 500 Index Fund, Class 2	957,053,324	-	(64,907,874)	25,947,857	(245,883,537)	672,209,770	36,316,033
AZL Small Cap Stock Index Fund, Class 2	156,760,310	-	(17,642,323)	3,263,768	(37,314,993)	105,066,762	8,195,535

	$2,513,120,745	$-	$(178,640,414)	$34,042,622	$(572,831,559)	$1,795,691,394	128,075,743

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2022	Shares as of 9/30/2022
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$195,344,854	$-	$(15,489,449)	$(2,257,445)	$(26,656,439)	$150,941,521	15,972,648
AZL International Index Fund, Class 2	79,559,857	-	(3,691,499)	623,615	(21,727,292)	54,764,681	3,991,595
AZL Mid Cap Index Fund, Class 2	48,455,219	-	(4,320,853)	1,076,929	(10,989,208)	34,222,087	1,549,913
AZL S&P 500 Index Fund, Class 2	150,357,182	998,900	(10,702,696)	4,420,676	(38,878,795)	106,195,267	5,737,184
AZL Small Cap Stock Index Fund, Class 2	24,282,630	-	(1,593,440)	319,828	(5,782,888)	17,226,130	1,343,692

	$497,999,742	$998,900	$(35,797,937)	$4,183,603	$(104,034,622)	$363,349,686	28,595,032

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$232,814,119	$1,331,516	$-	$-	$(36,010,982)	$198,134,653	20,966,630
AZL S&P 500 Index Fund, Class 2	416,095,724	-	(19,838,142)	8,114,005	(105,023,208)	299,348,379	16,172,252
AZL T. Rowe Price Capital Appreciation Fund	755,651,464	-	(66,486,594)	4,698,242	(125,542,862)	568,320,250	31,157,908

	$1,404,561,307	$1,331,516	$(86,324,736)	$12,812,247	$(266,577,052)	$1,065,803,282	68,296,790

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2022 are identified below.

AZL MVP Global Balanced Index Strategy Fund:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Jawbone	1/24/17	$–	23,389	$–	0.00%
Lookout, Inc.	3/4/15	3,384	5,547	44,598	0.01%
Lookout, Inc. Preferred Shares, Series F	9/19/14	481,995	63,925	513,957	0.10%
Quintis Pty, Ltd.	10/25/18	253,669	386,370	3	0.00%
Quintis Pty, Ltd., 10/1/26, Callable 11/14/22 @ 103.38	10/25/18	52,331	52,331	52,331	0.01%
Quintis Pty, Ltd., 10/1/28, Callable 5/13/22 @ 96.00	10/25/18	730,672	730,672	694,212	0.14%
REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	–	400,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.